Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets
Goodwill and Intangible Assets

8.            Goodwill and Intangible Assets

	December 31,	December 31,
	2020	2019
Identifiable intangibles on acquisition of Intermeccanica	$407,751	$404,326
Goodwill on acquisition of Intermeccanica	549,760	539,941
Other intangibles	11,956	11,742
	$969,467	$956,009